Financial Risk Management - Liquidity Risk - Derivative Financial Liabilities (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Derivative financial liabilities	$ 444.9	$ 191.0
3 months or less
Financial Risk Management
Derivative financial liabilities	216.4	95.8
3 months to 1 year
Financial Risk Management
Derivative financial liabilities	135.9	43.8
More than 1 year
Financial Risk Management
Derivative financial liabilities	92.6	51.4
Equity total return swaps - long positions
Financial Risk Management
Derivative financial liabilities	32.5	19.4
Equity total return swaps - long positions | 3 months or less
Financial Risk Management
Derivative financial liabilities	28.5	19.1
Equity total return swaps - long positions | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	0.1	0.3
Equity total return swaps - long positions | More than 1 year
Financial Risk Management
Derivative financial liabilities	3.9
Foreign currency forward and swap contracts
Financial Risk Management
Derivative financial liabilities	158.8	106.8
Foreign currency forward and swap contracts | 3 months or less
Financial Risk Management
Derivative financial liabilities	97.6	51.1
Foreign currency forward and swap contracts | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	0.9	5.0
Foreign currency forward and swap contracts | More than 1 year
Financial Risk Management
Derivative financial liabilities	60.3	50.7
Other derivative contracts
Financial Risk Management
Derivative financial liabilities	253.6	64.8
Other derivative contracts | 3 months or less
Financial Risk Management
Derivative financial liabilities	90.3	25.6
Other derivative contracts | 3 months to 1 year
Financial Risk Management
Derivative financial liabilities	134.9	38.5
Other derivative contracts | More than 1 year
Financial Risk Management
Derivative financial liabilities	$ 28.4	$ 0.7